Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harding, Loevner Funds, Inc.
Entity Central Index Key	0001018170
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Global Equity - Advisor
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Advisor Class
Trading Symbol	HLMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were
the
Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Global Equity (Advisor Class)	$ 58	1.15%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Advisor Class (HLMGX) increased 2.87% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World Index, rose 7.75% (net of source taxes).
Key Performance Factors
Energy and Materials soared following the US-Israeli attack on Iran and closing of the Strait of Hormuz. Consumer Discretionary lagged on concerns that increased spending on AI will pressure margins. The US market saw weak returns from large cloud-computing and data center companies, while enthusiasm for Asian technology companies boosted EMs. The Fund underperformed, with poor stocks in Communication Services, Consumer Discretionary, and Financials. The Fund’s high-quality growth style also faced a headwind, as shares of high-quality and fast-growing companies lagged the broad market.
Sector Analysis
In Communication Services, shares of Chinese internet company Tencent were pressured by concerns about its ability to profit from its aggressive AI investment. In Consumer Discretionary, shares of Japanese electronics conglomerate Sony Group declined due to rising memory costs and potential margin pressure.
Geographic Analysis
In the US, streaming company Netflix reported solid results that still fell short of market expectations. Alphabet was a bright spot as its dominant position in online search remained resilient. In EMs, Tencent and India’s HDFC Bank detracted. HDFC Bank was hurt by slower deposit growth and the resignation of its chairman; the bank
appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
ASML	Tencent
SLB	Sony
Fabrinet	Netflix
Alphabet	Booking Holdings
Apple	Adobe
The securities shown do not
represent
all holdings, and it should not be
assumed
that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution
to overall performance
over
the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	15.50	3.53	10.07
MSCI All Country World Index	31.00	10.68	12.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 537,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 537.2M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	61	Period portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of
the
Fund;
percentages
indicated
and graphical
representations
are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6

Global Equity - Institutional Class
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Institutional Class
Trading Symbol	HLMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request tohardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were
the
Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Global Equity (Institutional Class)	$ 43	0.85%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of F
un
d Performance
The Global Equity Institutional Class (HLMVX) rose 3.00% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World Index, rose 7.75% (net of source taxes).
Key Performance Factors
Energy and Materials soared following the US-Israeli attack on Iran and closing of the Strait of Hormuz. Consumer Discretionary lagged on concerns that increased spending on AI will pressure margins. The US market saw weak returns from large cloud-computing and data center companies, while enthusiasm for Asian technology companies boosted EMs. The Fund underperformed, with poor stocks in Communication Services, Consumer Discretionary, and Financials. The Fund’s high-quality growth style also faced a headwind, as shares of high-quality and fast-growing companies lagged the broad market.
Sector Analysis
In Communication Services, shares of Chinese internet company Tencent were pressured by concerns about its ability to profit from its aggressive AI investment. In Consumer Discretionary, shares of Japanese electronics conglomerate Sony Group declined due to rising memory costs and potential margin pressure.
Geographic Analysis
In the US, streaming company Netflix reported solid results that still fell short of market expectations. Alphabet was a bright spot as its dominant position in online search remained resilient. In EMs, Tencent and India’s HDFC Bank detracted. HDFC Bank was hurt by slower deposit growth and the resignation of its chairman; the bank
appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
ASML	Tencent
SLB	Sony
Fabrinet	Netflix
Alphabet	Booking Holdings
Apple	Adobe
The securities shown do not
represent
all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available
upon request: (1)
information
describing the methodology of the contribution data and (2) a list showing
the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over
the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	15.77	3.77	10.31
MSCI All Country World Index	31.00	10.68	12.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 537,200,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 537.2M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	61	Period portfolio turnover rate	21%

Holdings [Text Block]
Graphical
Representation
of
H
olding
s
The table and charts below show the investment makeup of the
Fund
; percentages indicated and
graphical
representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6

Global Equity - Institutional Class Z
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Institutional Class Z
Trading Symbol	HLGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling(877) 435-8105or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the
Fund
costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Global Equity (Institutional Class Z)	$ 38	0.75%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Institutional Class Z (HLGZX) increased 3.06% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World Index, rose 7.75% (net of source taxes).
Key Performance Factors
Energy and Materials soared following the US-Israeli attack on Iran and closing of the Strait of Hormuz. Consumer Discretionary lagged on concerns that increased spending on AI will pressure margins. The US market saw weak returns from large cloud-computing and data center companies, while enthusiasm for Asian technology companies boosted EMs. The Fund underperformed, with poor stocks in Communication Services, Consumer Discretionary, and Financials. The Fund’s high-quality growth style also faced a headwind, as shares of high-quality and fast-growing companies lagged the broad market.
Sector Analysis
In Communication Services, shares of Chinese internet company Tencent were pressured by concerns about its ability to profit from its aggressive AI investment. In Consumer Discretionary, shares of Japanese electronics conglomerate Sony Group declined due to rising memory costs and potential margin pressure.
Geographic
Analysis
In the US, streaming company Netflix reported solid results that still fell short of market expectations. Alphabet was a bright spot as its dominant position in online search remained resilient. In EMs, Tencent and India’s HDFC Bank detracted. HDFC Bank was hurt by slower deposit growth and the resignation of its chairman; the bank appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
ASML	Tencent
SLB	Sony
Fabrinet	Netflix
Alphabet	Booking Holdings
Apple	Adobe
The securities
shown
do not represent all
holdings
, and it should not be assumed that investment in
these
securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution
of all holdings during the period. Contribution is the
contribution
to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	15.92	3.86	10.38
MSCI All Country World Index	31.00	10.68	12.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 537,200,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 537.2M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	61	Period portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts
below
show the investment makeup of the Fund;
percentages
indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Alphabet Inc., Class A	5.1
Amazon.com Inc.	4.3
NVIDIA Corp.	3.6
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.5
Schneider Electric SE	3.3
Microsoft Corp.	3.2
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Meta Platforms Inc., Class A	2.7
ASML Holding NV	2.7
Netflix Inc.	2.6

International Equity - Institutional Class
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Institutional Class
Trading Symbol	HLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling(877) 435-8105or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were
the
Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Equity (Institutional Class)	$ 44	0.84%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Institutional Class (HLMIX) returned 12.83% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World ex US Index, increased 12.11% (net of source taxes).
Key Performance Factors
Energy and Information Technology (IT) were the best performing sectors during the period, spurred by the rising price of oil due to the US-Iran conflict and the continued strength of AI-related companies. Communication Services declined, dragged down by the poor performance of media & entertainment companies. Shares of the fastest-growing companies significantly outperformed, while the highest-quality and most-expensive companies underperformed. The Fund’s emphasis on fast-growing companies boosted its relative performance. The Fund also outpaced the index in IT, Consumer Staples, Emerging Markets, and Europe ex EMU, but lagged in Financials, Consumer Discretionary, and Japan.
Sector Analysis
In IT, the share prices of South Korea’s Samsung Electronics and Taiwan’s Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment. In Financials, India's HDFC Bank detracted as it reported slower deposit growth and the resignation of its Chairman.
Geographic Analysis
UK-based mining
company
Rio Tinto gained after reporting copper-equivalent volume growth and strong cash flows. Shares of Israeli customer-service software provider NICE fell as it raised revenue guidance but forecasted lower full-year profitability due to the costs of its acquisition of Germany’s Cognigy.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	HDFC Bank
Samsung Electronics	Sony
Rio Tinto	Naver
Lasertec	MercadoLibre
ASML	M3
The securities
shown
do not represent all holdings, and it should not be
assumed
that investment in these securities has been or will be profitable. The following is available upon request
: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall
performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	28.88	6.56	9.42
MSCI All Country World ex US Index	32.20	8.38	9.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information
Net Assets	$ 12,320,700,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 40,900,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 12,320.7M	Total advisory fees paid (after waiver/reimbursement)	$ 40.9M
Total number of holdings	68	Period portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of
Holdings
The table and charts below show
the
investment makeup of the Fund; percentages indicated and
graphical
representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4

International Equity - Institutional Class Z [Member]
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Institutional Class Z
Trading Symbol	HLIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were
the
Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Equity (Institutional Class Z)	$ 39	0.73%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Institutional Class Z (HLIZX) returned 12.92% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World ex US Index, increased 12.11% (net of source taxes).
Key Performance Factors
Energy and Information Technology (IT) were the best performing sectors during the period, spurred by the rising price of oil due to the US-Iran conflict and the continued strength of AI-related companies. Communication Services declined, dragged down by the poor performance of media & entertainment companies. Shares of the fastest-growing companies significantly outperformed, while the highest-quality and most-expensive companies underperformed. The Fund’s emphasis on fast-growing companies boosted its relative performance. The Fund also outpaced the index in IT, Consumer Staples, Emerging Markets, and Europe ex EMU, but lagged in Financials, Consumer Discretionary, and Japan.
Sector Analysis
In IT, the share prices of South Korea’s Samsung Electronics and Taiwan’s Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment. In Financials, India's HDFC Bank detracted as it reported slower deposit growth and the resignation of its Chairman.
Geographic Analysis
UK-based mining company Rio
Tinto
gained after reporting copper-equivalent volume growth and strong cash flows. Shares of Israeli customer-service software provider NICE fell as it raised revenue guidance but forecasted lower full-year profitability due to the costs of its acquisition of Germany’s Cognigy.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	HDFC Bank
Samsung Electronics	Sony
Rio Tinto	Naver
Lasertec	MercadoLibre
ASML	M3
The securities shown do
not
represent all holdings, and it should not be assumed that investment in
these securities has been or will be profitable. The following is available upon request: (1)
information
describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance
over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	28.99	6.66	9.51
MSCI All Country World ex US Index	32.20	8.38	9.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 12,320,700,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 40,900,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 12,320.7M	Total advisory fees paid (after waiver/reimbursement)	$ 40.9M
Total number of holdings	68	Period portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of
the
Fund; percentages indicated and graphical representations
are
based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4

International Equity - Investor Class
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Investor Class
Trading Symbol	HLMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to
hardingloevnerfunds@ntrs.com
.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Equity (Investor Class)	$ 61	1.15%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Investor Class (HLMNX) returned 12.66% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI All Country World ex US Index, increased 12.11% (net of source taxes).
Key Performance Factors
Energy and Information Technology (IT) were the best performing sectors during the period, spurred by the rising price of oil due to the US-Iran conflict and the continued strength of AI-related companies. Communication Services declined, dragged down by the poor performance of media & entertainment companies. Shares of the fastest-growing companies significantly outperformed, while the highest-quality and most-expensive companies underperformed. The Fund’s emphasis on fast-growing companies boosted its relative performance. The Fund also outpaced the index in IT, Consumer Staples, Emerging Markets, and Europe ex EMU, but lagged in Financials, Consumer Discretionary, and Japan.
Sector Analysis
In IT, the share prices of South Korea’s Samsung Electronics and Taiwan’s Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment. In Financials, India's HDFC Bank detracted as it reported slower deposit growth and the resignation of its Chairman.
Geographic Analysis
UK-based mining company Rio Tinto gained after reporting copper-equivalent volume growth and strong cash flows. Shares of Israeli customer-service software provider NICE fell as it raised revenue guidance but forecasted lower full-year profitability due to the costs of its acquisition of Germany’s Cognigy.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	HDFC Bank
Samsung Electronics	Sony
Rio Tinto	Naver
Lasertec	MercadoLibre
ASML	M3
The securities shown do not represent all holdings, and it should not be assumed that investment in these s ecu
rities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings durin
g the
period. Contribution is the contribution to overall performa
n
ce over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	28.42	6.21	9.07
MSCI All Country World ex US Index	32.20	8.38	9.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 12,320,700,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 40,900,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 12,320.7M	Total advisory fees paid (after waiver/reimbursement)	$ 40.9M
Total number of holdings	68	Period portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; per cent
ages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	4.0
Delta Electronics Inc.	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Manulife Financial Corp.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.8
AIA Group Ltd.	2.6
Rio Tinto plc	2.4
Banco Bilbao Vizcaya Argentaria SA	2.4

International Developed Markets Equity - Institutional Class
Shareholder Report [Line Items]
Fund Name	International Developed Markets Equity
Class Name	Institutional Class
Trading Symbol	HLIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Developed Markets Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Developed Markets Equity (Institutional Class)	$ 42	0.80%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Developed Markets Equity Institutional Class (HLIDX) returned 12.96% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI World ex US Index, increased 10.72% (net of source taxes).
Key Performance Factors
Energy was the best performing sector during the period, spurred by the rising price of oil due to the US-Iran conflict. Materials also rose, with mining companies benefiting from higher gold and silver prices. Consumer Discretionary and Communication Services declined, due to the poor performance of consumer durables & apparel and media & entertainment companies, respectively. The Fund’s emphasis on fast-growing companies boosted its relative performance, while the highest-quality and most-expensive companies underperformed. The Fund also outpaced the index in Information Technology (IT), Industrials, and Europe ex EMU, but lagged in Financials, Consumer Discretionary, and Japan.
Sector Analysis
In IT, Samsung Electronics, ASML, and Disco Corp all gained strongly, reflecting broad-based strength of shares across the semiconductor supply chain. In Financials, Dutch payments processor Adyen fell sharply due to disappointing full-year guidance and concerns that AI-driven commerce could erode its competitive edge.
Geographic Analysis
UK-based mining company Rio Tinto gained after reporting copper-equivalent volume growth and strong cash flows. Shares of Israeli customer-service software provider NICE fell as it raised revenue guidance but forecasted lower full-year profitability due to the costs of its acquisition of Germany’s Cognigy.
Performance
🡱 Top Contributors	🡳 Top Detractors
Samsung Electronics	Sony
Lasertec	Adyen
TSMC	M3
Rio Tinto	Sea Limited
ASML	NICE
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the p eri
od.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	Since Inception
Fund	21.54	17.68
MSCI World ex US Index	26.33	21.67
MSCI EAFE Index	24.60	21.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 17, 2026
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 93,500,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Stat ist ics During Reporting Period
Fund net assets	$ 93.5M	Total advisory fees paid (after waiver/reimbursement)	$ 0.3M
Total number of holdings	51	Period portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Shell plc	4.3
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.8
AIA Group Ltd.	3.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Allianz SE, Reg S	3.1
Samsung Electronics Co., Ltd. - GDR, Reg S	3.1
Rio Tinto plc	3.1
ASML Holding NV	3.0
Banco Bilbao Vizcaya Argentaria SA	3.0
BAE Systems plc	3.0
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allocation
Shell plc	4.3
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.8
AIA Group Ltd.	3.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Allianz SE, Reg S	3.1
Samsung Electronics Co., Ltd. - GDR, Reg S	3.1
Rio Tinto plc	3.1
ASML Holding NV	3.0
Banco Bilbao Vizcaya Argentaria SA	3.0
BAE Systems plc	3.0

Material Fund Change [Text Block]
Material Fund Changes
Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Fund is entering into a transaction with a newly-created shell series, the Harding

Loevner International Developed Markets Select Equity

ETF, in order to convert the Fund into an exchange-traded fund (the "Transaction"). The Transaction is expected to be completed after the close of business on July 17, 2026 (or at such other date as agreed to by the parties of the Transaction).
This is a summary of certain changes to the Fund since November 1,

2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2027 at
HardingLoevnerFunds.com
or upon special request at
(877) 435-8105
.

Material Fund Change Name [Text Block]	Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Fund is entering into a transaction with a newly-created shell series, the Harding

Loevner International Developed Markets Select Equity

ETF, in order to convert the Fund into an exchange-traded fund (the "Transaction"). The Transaction is expected to be completed after the close of business on July 17, 2026 (or at such other date as agreed to by the parties of the Transaction).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1,

2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2027 at
HardingLoevnerFunds.com
or upon special request at
(877) 435-8105
.
Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
International Small Companies - Institutional Class
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Institutional Class
Trading Symbol	HLMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Small Companies (Institutional Class)	$ 56	1.11%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class (HLMRX) returned 5.18% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, increased 12.34% (net of source taxes).
1
Key Performance Factors
Energy and Information Technology (IT) were the best-performing sectors due to the rising price of oil following the US-Iran conflict and the continued strength of AI-related companies. Consumer Discretionary and Health Care were dragged down by the poor performance of consumer services and health care equipment & services stocks, respectively. Shares of the fastest-growing companies outperformed, while shares of the highest-quality and most-expensive companies underperformed, which weighed on the Fund’s relative performance. The Fund also lagged the index in IT, Materials, the European Monetary Union, and Japan while outperforming in Industrials and Pacific ex Japan.
Sector Analysis
Japanese software-testing business Shift detracted after the company’s management said lower utilization of its software testers was hurting operating margins. Shares of Senior, a UK-based supplier of thermal-management and fluid-conveyance systems, rose after receiving takeover offers.
Geographic Analysis
Shares of German real estate listings platform Scout24 declined as investors worried about the potential for AI to disrupt its business. Hong Kong-based semiconductor manufacturer ASM Pacific Technology reported strong quarterly results, boosted by AI-related infrastructure demand.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	Shift
Senior	Baltic Classifieds
Clarkson	Scout24
Silergy	Evotec
Airtel Africa	Yantai China Pet Foods
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broa
d-bas
ed index most relevant w
hen analy
zing the Fund’s p
erfor
mance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	10.32	0.49	6.25
MSCI ACWI ex US Index	32.20	8.38	9.10
MSCI ACWI ex US Small Cap Index	34.14	6.70	8.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 187,700,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Sta tistics During Reporting Period
Fund net assets	$ 187.7M	Total advisory fees paid (after waiver/reimbursement)	$ 0.9M
Total number of holdings	85	Period portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9

International Small Companies - Institutional Class Z
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Institutional Class Z
Trading Symbol	HLRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Small Companies (Institutional Class Z)	$ 51	1.00%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class Z (HLRZX) returned 5.19% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, increased 12.34% (net of source taxes).
1
Key Performance Factors
Energy and Information Technology (IT) were the best-performing sectors due to the rising price of oil following the US-Iran conflict and the continued strength of AI-related companies. Consumer Discretionary and Health Care were dragged down by the poor performance of consumer services and health care equipment & services stocks, respectively. Shares of the fastest-growing companies outperformed, while shares of the highest-quality and most-expensive companies underperformed, which weighed on the Fund’s relative performance. The Fund also lagged the index in IT, Materials, the European Monetary Union, and Japan while outperforming in Industrials and Pacific ex Japan.
Sector Analysis
Japanese software-testing business Shift detracted after the company’s management said lower utilization of its software testers was hurting operating margins. Shares of Senior, a UK-based supplier of thermal-management and fluid-conveyance systems, rose after receiving takeover offers.
Geographic Analysis
Shares of German real estate listings platform Scout24 declined as investors worried about the potential for AI to disrupt its business. Hong Kong-based semiconductor manufacturer ASM Pacific Technology reported strong quarterly results, boosted by AI-related infrastructure demand.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	Shift
Senior	Baltic Classifieds
Clarkson	Scout24
Silergy	Evotec
Airtel Africa	Yantai China Pet Foods
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broad-based index most relevant when analyzing the Fund’s p erform
ance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	10.39	0.57	6.30
MSCI ACWI ex US Index	32.20	8.38	9.10
MSCI ACWI ex US Small Cap Index	34.14	6.70	8.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 187,700,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund S tat istics During Reporting Period
Fund net assets	$ 187.7M	Total advisory fees paid (after waiver/reimbursement)	$ 0.9M
Total number of holdings	85	Period portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9

International Small Companies - Investor Class
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Investor Class
Trading Symbol	HLMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
International Small Companies (Investor Class)	$ 67	1.31%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Investor Class (HLMSX) returned 5.09% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, increased 12.34% (net of source taxes).
1
Key Performance Factors
Energy and Information Technology (IT) were the best-performing sectors due to the rising price of oil following the US-Iran conflict and the continued strength of AI-related companies. Consumer Discretionary and Health Care were dragged down by the poor performance of consumer services and health care equipment & services stocks, respectively. Shares of the fastest-growing companies outperformed, while shares of the highest-quality and most-expensive companies underperformed, which weighed on the Fund’s relative performance. The Fund also lagged the index in IT, Materials, the European Monetary Union, and Japan while outperforming in Industrials and Pacific ex Japan.
Sector Analysis
Japanese software-testing business Shift detracted after the company’s management said lower utilization of its software testers was hurting operating margins. Shares of Senior, a UK-based supplier of thermal-management and fluid-conveyance systems, rose after receiving takeover offers.
Geographic Analysis
Shares of German real estate listings platform Scout24 declined as investors worried about the potential for AI to disrupt its business. Hong Kong-based semiconductor manufacturer ASM Pacific Technology reported strong quarterly results, boosted by AI-related infrastructure demand.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	Shift
Senior	Baltic Classifieds
Clarkson	Scout24
Silergy	Evotec
Airtel Africa	Yantai China Pet Foods
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broad-based index most relevant when analyzing the Fund’s pe rfor
mance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	10.05	0.28	6.01
MSCI ACWI ex US Index	32.20	8.38	9.10
MSCI ACWI ex US Small Cap Index	34.14	6.70	8.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 187,700,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Sta tistics During Reporting Period
Fund net assets	$ 187.7M	Total advisory fees paid (after waiver/reimbursement)	$ 0.9M
Total number of holdings	85	Period portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Allocation
Clarkson plc	3.1
Rubis SCA	2.9
Hoa Phat Group JSC	2.3
Cranswick plc	2.3
ASPEED Technology Inc.	2.3
KWS Saat SE & Co. KGaA	2.2
Silergy Corp.	2.1
Diploma plc	2.1
Kinaxis Inc.	1.9
Artea Bankas AB	1.9

Institutional Emerging Markets - Institutional Class
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets
Class Name	Institutional Class
Trading Symbol	HLMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Institutional Emerging Markets (Institutional Class)	$ 56	1.05%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class (HLMEX) rose 15.23% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Emerging Markets Index, rose 15.13% in the same period (net of source taxes).
Key Performance Factors
Emerging markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Information Technology (IT) surged thanks to the enthusiasm for AI-related semiconductor and hardware stocks in Asia. Energy benefited from the oil price spike caused by the Middle East conflict. Communication Services and Consumer Discretionary stocks lagged. The Fund outperformed in IT and Energy, mitigating underperformance in Consumer Discretionary. The Fund’s overweight in high-quality companies was also helpful.
Sector Analysis
In IT, shares of Taiwan’s Aspeed surged on booming demand for its baseboard management chips used in AI servers. In Consumer Discretionary, Indian auto manufacturer Maruti Suzuki reported operating margins that fell short of expectations due to rising commodity prices and the temporary cost of ramping up new manufacturing facilities that should bolster the company’s growth.
Geographical Analysis
Aspeed and Delta Electronics in Taiwan both benefited from the buildout of AI infrastructure. Delta saw strong shipments for its liquid-to-air cooling systems and server power supplies. Shares of India’s HDFC Bank were pressured by slower deposit growth and the resignation of its Chairman; the bank quickly appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	TSMC
Delta Electronics	HDFC Bank
Tenaris	Maruti Suzuki
AirTAC	Sea Limited
Samsung Electronics	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund
Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $500,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	42.83	1.55	6.33
MSCI Emerging Markets Index	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 532,700,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund S tati stics During Reporting Period
Fund net assets	$ 532.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	70	Period portfolio turnover rate	95%

Holdings [Text Block]
Graphic
al
Representatio
n of
Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4
Samsung Electronics Co., Ltd. - GDR, Reg S	5.3
SK hynix Inc.	5.0
Tencent Holdings Ltd.	4.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.3
ASPEED Technology Inc.	4.0
Delta Electronics Inc.	3.6
Contemporary Amperex Technology Co., Ltd., Class A	3.1
HDFC Bank Ltd.	2.8
Alibaba Group Holding Ltd.	2.6
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4
Samsung Electronics Co., Ltd. - GDR, Reg S	5.3
SK hynix Inc.	5.0
Tencent Holdings Ltd.	4.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.3
ASPEED Technology Inc.	4.0
Delta Electronics Inc.	3.6
Contemporary Amperex Technology Co., Ltd., Class A	3.1
HDFC Bank Ltd.	2.8
Alibaba Group Holding Ltd.	2.6

Institutional Emerging Markets - Institutional Class Z
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets
Class Name	Institutional Class Z
Trading Symbol	HLEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Institutional Emerging Markets (Institutional Class Z)	$ 51	0.95%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class Z (HLEZX) rose 15.17% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Emerging Markets Index, rose 15.13% in the same period (net of source taxes).
Key Performance Factors
Emerging markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Information Technology (IT) surged thanks to the enthusiasm for AI-related semiconductor and hardware stocks in Asia. Energy benefited from the oil price spike caused by the Middle East conflict. Communication Services and Consumer Discretionary stocks lagged. The Fund outperformed in IT and Energy, mitigating underperformance in Consumer Discretionary. The Fund’s overweight in high-quality companies was also helpful.
Sector Analysis
In IT, shares of Taiwan’s Aspeed surged on booming demand for its baseboard management chips used in AI servers. In Consumer Discretionary, Indian auto manufacturer Maruti Suzuki reported operating margins that fell short of expectations due to rising commodity prices and the temporary cost of ramping up new manufacturing facilities that should bolster the company’s growth.
Geographical Analysis
Aspeed and Delta Electronics in Taiwan both benefited from the buildout of AI infrastructure. Delta saw strong shipments for its liquid-to-air cooling systems and server power supplies. Shares of India’s HDFC Bank were pressured by slower deposit growth and the resignation of its Chairman; the bank quickly appointed a well-regarded interim chair.
Performance
🡱 Top Contributors	🡳 Top Detractors
Aspeed	TSMC
Delta Electronics	HDFC Bank
Tenaris	Maruti Suzuki
AirTAC	Sea Limited
Samsung Electronics	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund
Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund and for the semi-annual period ended April 30, 2026. It compares a $5,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $5,000,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	42.86	1.63	6.48
MSCI Emerging Markets Index	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 532,700,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Sta tistics During Reporting Period
Fund net assets	$ 532.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.8M
Total number of holdings	70	Period portfolio turnover rate	95%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4
Samsung Electronics Co., Ltd. - GDR, Reg S	5.3
SK hynix Inc.	5.0
Tencent Holdings Ltd.	4.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.3
ASPEED Technology Inc.	4.0
Delta Electronics Inc.	3.6
Contemporary Amperex Technology Co., Ltd., Class A	3.1
HDFC Bank Ltd.	2.8
Alibaba Group Holding Ltd.	2.6
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4
Samsung Electronics Co., Ltd. - GDR, Reg S	5.3
SK hynix Inc.	5.0
Tencent Holdings Ltd.	4.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.3
ASPEED Technology Inc.	4.0
Delta Electronics Inc.	3.6
Contemporary Amperex Technology Co., Ltd., Class A	3.1
HDFC Bank Ltd.	2.8
Alibaba Group Holding Ltd.	2.6

Frontier Emerging Markets - Institutional Class
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Institutional Class
Trading Symbol	HLFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Frontier Emerging Markets (Institutional Class)	$ 73	1.45%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class (HLFMX) rose 4.28% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 15.38% in the same period (net of source taxes).
Key Performance Factors
Frontier Emerging Markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Energy and Real Estate were the top-performing sectors. Europe and Latin America outperformed while Asian markets were hurt by the closing of the Strait of Hormuz. The Fund lagged the index, with weak holdings in Real Estate and Consumer Discretionary. Vietnam and Indonesia also detracted. European holdings helped relative returns.
Sector Analysis
Extreme weather and inflation hurt two Philippine holdings. Real Estate company SM Prime Holdings reported weak attendance at its malls and a decline in residential construction revenue. Jollibee Foods in Consumer Discretionary experienced weak revenue growth and rising input costs. In IT, shares of Thailand-based optical communications equipment manufacturer Fabrinet rose, supported by demand for components used in cloud computing, AI, and video streaming.
Geographic Analysis
Jollibee was the main detractor in the Philippines. In Vietnam, IT services business FPT declined due to concerns over the competitive threat from AI. Shares of Kazak uranium producer Kazatomprom were buoyed by strong prices and the prospect for increased nuclear power demand for AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Fabrinet	Baltic Classifieds
Kazatomprom	Jollibee Foods
Airtel Africa	Marsa Maroc
Banca Transilvania	Bank Central Asia
Helios Towers	EPAM
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	18.01	5.02	3.98
MSCI Frontier Emerging Markets Index	44.28	10.43	6.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 117,200,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net asse ts	$ 117.2M	Total advisory fees paid (after waiver/reimbursement)	$ 0.6M
Total number of holdings	55	Period portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5

Frontier Emerging Markets - Institutional Class Z
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Institutional Class Z
Trading Symbol	HLFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Frontier Emerging Markets (Institutional Class Z)	$ 63	1.25%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class Z (HLFZX) rose 4.34% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 15.38% in the same period (net of source taxes).
Key Performance Factors
Frontier Emerging Markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Energy and Real Estate were the top-performing sectors. Europe and Latin America outperformed while Asian markets were hurt by the closing of the Strait of Hormuz. The Fund lagged the index, with weak holdings in Real Estate and Consumer Discretionary. Vietnam and Indonesia also detracted. European holdings helped relative returns.
Sector Analysis
Extreme weather and inflation hurt two Philippine holdings. Real Estate company SM Prime Holdings reported weak attendance at its malls and a decline in residential construction revenue. Jollibee Foods in Consumer Discretionary experienced weak revenue growth and rising input costs. In IT, shares of Thailand-based optical communications equipment manufacturer Fabrinet rose, supported by demand for components used in cloud computing, AI, and video streaming.
Geographic Analysis
Jollibee was the main detractor in the Philippines. In Vietnam, IT services business FPT declined due to concerns over the competitive threat from AI. Shares of Kazak uranium producer Kazatomprom were buoyed by strong prices and the prospect for increased nuclear power demand for AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Fabrinet	Baltic Classifieds
Kazatomprom	Jollibee Foods
Airtel Africa	Marsa Maroc
Banca Transilvania	Bank Central Asia
Helios Towers	EPAM
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	18.15	5.29	4.23
MSCI Frontier Emerging Markets Index	44.28	10.43	6.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 117,200,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Stat istics During Reporting Period
Fund net assets	$ 117.2M	Total advisory fees paid (after waiver/reimbursement)	$ 0.6M
Total number of holdings	55	Period portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5

Frontier Emerging Markets - Investor Class
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Investor Class
Trading Symbol	HLMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also requestthis information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com.
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Frontier Emerging Markets (Investor Class)	$ 89	1.75%
1	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Investor Class (HLMOX) rose 4.09% (net of fees and expenses) in the six-month period ended April 30, 2026. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 15.38% in the same period (net of source taxes).
Key Performance Factors
Frontier Emerging Markets rose despite dipping sharply in March in reaction to the US-Israel attack on Iran. Energy and Real Estate were the top-performing sectors. Europe and Latin America outperformed while Asian markets were hurt by the closing of the Strait of Hormuz. The Fund lagged the index, with weak holdings in Real Estate and Consumer Discretionary. Vietnam and Indonesia also detracted. European holdings helped relative returns.
Sector Analysis
Extreme weather and inflation hurt two Philippine holdings. Real Estate company SM Prime Holdings reported weak attendance at its malls and a decline in residential construction revenue. Jollibee Foods in Consumer Discretionary experienced weak revenue growth and rising input costs. In IT, shares of Thailand-based optical communications equipment manufacturer Fabrinet rose, supported by demand for components used in cloud computing, AI, and video streaming.
Geographic Analysis
Jollibee was the main detractor in the Philippines. In Vietnam, IT services business FPT declined due to concerns over the competitive threat from AI. Shares of Kazak uranium producer Kazatomprom were buoyed by strong prices and the prospect for increased nuclear power demand for AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Fabrinet	Baltic Classifieds
Kazatomprom	Jollibee Foods
Airtel Africa	Marsa Maroc
Banca Transilvania	Bank Central Asia
Helios Towers	EPAM
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%) as of April 30, 2026
	1 Year	5 Year	10 Year
Fund	17.70	4.67	3.62
MSCI Frontier Emerging Markets Index	44.28	10.43	6.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 117,200,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fun d Statis tics During Reporting Period
Fund net assets	$ 117.2M	Total advisory fees paid (after waiver/reimbursement)	$ 0.6M
Total number of holdings	55	Period portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.6
Credicorp Ltd.	4.4
International Container Terminal Services Inc.	4.4
Mobile World Investment Corp.	4.3
Banca Transilvania SA	4.3
Societe d'Exploitation des Ports	3.9
NAC Kazatomprom JSC - GDR, Reg S	3.8
Grupo Cibest SA - ADR	3.6
Hoa Phat Group JSC	3.6
Kaspi.KZ JSC - ADR	3.5

[1]	Expense ratio is expressed on an annualized basis.